Intangible Assets and Others, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	Licenses and frequencies	Information systems	Software	Customer acquisition cost	Goodwill	Customer relations and other	Total
	NIS millions
Cost
Balance as of January 1, 2019	552	296	41	258	809	315	2,271
Additions	-	84	9	138	-	-	231
Deductions	-	(65)	(13)	-	-	(6)	(84)

Balance as of December 31, 2019	552	315	37	396	809	309	2,418

Additions	38	64	2	131	-	-	235
Business combination	45	-	8	62	754	146	1,015
Discontinunce of consolidation	-	(14)	-	(3)	-	-	(17)
Deductions	-	(62)	(8)	-	-		(70)
Balance as of December 31, 2020	635	303	39	586	1,563	455	3,581

Accumulated depreciation
Balance as of January 1, 2019	416	115	23	107	-	312	973
Depreciation for the year	15	78	7	126	-	3	229
Deduction of depreciation	-	(60)	(12)	-	-	(6)	(78)

Balance as of December 31, 2019	431	133	18	233	-	309	1,124

Depreciation for the year	16	94	6	132	-	7	255
Business combination	45	-	2	43	-	-	90
Discontinunce of consolidation	-	(6)	-	(1)	-	-	(7)
Deduction of depreciation	-	(62)	(7)	-	-	-	(69)
Balance as of December 31, 2020	492	159	19	407	-	316	1,393

Amortized balance as of January 1, 2019	136	181	18	151	809	3	1,298
Amortized balance as of December 31, 2019	121	182	19	163	809	-	1,294
Amortized balance as of December 31, 2020	143	144	20	179	1,563	139	2,188

Schedule of Pre-tax Discount Rate and Terminal Value Growth Rate
	Cash generating unit	Cash generating unit
	Cellular segment	Fixed-line segment
Pre-tax discount rate	9.1%	9.2%
Terminal value growth rate	1.5%	1.5%
Market share	30.0%	N/	R
ARPU	NIS 52.5	N/	R

Schedule of Sensitivity to Changes in Assumptions
The table below shows the amount that these assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount:

	Cash generating unit	Cash generating unit
	Cellular segment	Fixed-line segment
Pre-tax discount rate	10.8%	10.7%
Terminal value growth rate	(1.16)%	(0.1)%
Market share	28.1%	N/	R
ARPU	NIS 50.5	N/	R